Payroll costs, share based payments and management incentive schemes - Number of Persons Employed by the Company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits And Share-Based Payments [Abstract]
Wages and salaries	€ 293.6	€ 266.4	€ 276.4
Social security costs	72.9	56.1	49.2
Other pension costs	19.6	18.1	14.6
Total payroll costs	€ 386.1	€ 340.6	€ 340.2